Additional Information to the Items of Profit or Loss	12 Months Ended
Dec. 31, 2022
Additional Information To Items Of Profit Or Loss [Abstract]
ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS
NOTE 21:-	ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

		Year ended December 31,
		2022	2021	2020
a.	Research and development expenses:
	Wages and related expenses	$436	$357	$322
	Share-based payment	264	27	69
	Regulatory, professional and other expenses	750	934	119
	Research and preclinical studies	703	165	139
	Clinical studies	369	172	-
	Chemistry and formulations	281	335	-

		2,803	1,990	649

b.	General and administrative expenses:
	Wages and related expenses	437	256	237
	Share-based payment	633	16	22
	Professional and directors’ fees	2,499	2,417	1,283
	Business development expenses	161	5	58
	Regulatory expenses	162	165	98
	Office maintenance, rent and other expenses	224	135	182
	Wellution operating expenses	907	-	-
	Investor relations and business expenses	1,486	784	22

	General and administrative expenses:	6,509	3,778	1,902

c.	Other expenses:
	Impairment of company accounted for at equity	-	-	742
	Group’s share of losses of company accounted for at equity, net	109	-	-
		109	-	742

d.	Finance income:
	Net change in fair value of financial liabilities designated at fair value through profit or loss	(7,832)	-	(630)

		(7,832)	-	(630)
e.	Finance expenses:
	Issuance expenses related to warrants	1,204	6	835
	Exchange rate differences, net	4	3	12
	Losses from remeasurement of investment in financial assets	770	-	-
	Finance expense in respect of leases	15	4	7
	Finance expenses from interest and commissions	21	8	18

		$2,014	$21	$872